OTHER OPERATING EXPENSES (INCOME), NET (Schedule of other operating income) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Mergers and acquisitions related expenses	$ 622	$ 60
Income from arbitrations in Peru, net	(2,962)	0
Operating Income (Loss), Total	$ (2,340)	$ 60	[1]

[1]	Reclassified.